UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2014 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 76.4%
Chemicals - 2.0%
E.I. Du Pont de Nemours	12,100	$811,910

Consumer Discretionary - 1.8%
Cablevision Systems, Class A	28,100	474,047
DreamWorks Animation SKG, Class A *	10,000	265,500
		739,547
Consumer Staples - 12.7%
Beam	8,700	724,710
Campbell Soup	13,300	596,904
Coca-Cola	15,900	614,694
Energizer Holdings	3,700	372,738
Hillshire Brands	8,880	330,869
Sysco	8,100	292,653
Tootsie Roll Industries	23,686	709,155
Walgreen	9,900	653,697
Wal-Mart Stores	11,300	863,658
		5,159,078
Diversified Financial Services - 3.0%
Legg Mason	13,900	681,656
PHH *	20,200	521,968
		1,203,624
Energy - 11.9%
Cameco	1,100	25,190
Clayton Williams Energy *	6,300	711,963
ConocoPhillips	14,600	1,027,110
Hess	17,100	1,417,248
Murphy Oil	10,100	634,886
Talisman Energy	79,100	789,418
WPX Energy *	12,500	225,375
		4,831,190
Healthcare - 8.4%
Abbott Laboratories	22,800	878,028
Hospira *	7,900	341,675
Johnson & Johnson	6,700	658,141
Merck & Co.	8,700	493,899
Pfizer	10,900	350,108
Sanofi - ADR	13,100	684,868
		3,406,719
Industrials - 0.8%
Briggs & Stratton	800	17,800
Curtiss-Wright	4,800	304,992
		322,792
Information Technology - 6.7%
Automatic Data Processing	13,100	1,012,106
Corning	60,500	1,259,610
Paychex	4,600	195,960
Xerox	23,700	267,810
		2,735,486
Insurance - 10.0%
American International Group	8,000	400,080
Aspen Insurance Holdings	9,200	365,240
Berkshire Hathaway, Class B *	5,300	662,341
CNA Financial	9,900	422,928
Donegal Group, Class A	7,900	115,182
First American Financial	8,400	223,020
Loews	25,600	1,127,680
Montpelier Re Holdings	4,200	124,992
State Auto Financial	30,300	645,693
		4,087,156
Metals & Mining - 3.2%
AuRico Gold	20,820	90,567
Barrick Gold	16,300	290,629
Gold Fields - ADR	110,500	407,745
Newmont Mining	15,100	353,944
Sibanye Gold - ADR	17,400	144,942
		1,287,827
Paper & Forest Products - 3.3%
Deltic Timber	351	22,896
Domtar	11,601	1,301,864
		1,324,760
Real Estate - 5.0%
AvalonBay Communities	4,300	564,676
Forestar Group *	26,000	462,800
Post Properties	20,800	1,021,280
		2,048,756
Telecommunication Services - 2.1%
Telephone & Data Systems	33,000	864,930

Utilities - 5.5%
FirstEnergy	31,500	1,071,945
NRG Energy	21,701	690,092
Public Service Enterprise Group	12,200	465,308
		2,227,345
Total Common Stocks
(Cost $26,427,583)		31,051,120

CONVERTIBLE BONDS - 18.4%	Par
Consumer Staples - 0.7%
Chiquita Brands
4.250%, 08/15/2016	$275,000	279,813

Diversified Financial Services - 3.1%
Janus Capital Group
0.750%, 07/15/2018	425,000	509,203
PHH
4.000%, 09/01/2014	700,000	754,688
		1,263,891
Energy - 2.9%
InterOil
2.750%, 11/15/2015	225,000	228,938
USEC
3.000%, 10/01/2014 (a)	2,375,000	958,906
		1,187,844
Healthcare - 1.4%
Chemed
1.875%, 05/15/2014	225,000	251,719
Hologic
2.000%, 12/15/2037	275,000	314,359
		566,078
Industrials - 1.6%
L-3 Communications
3.000%, 08/01/2035	200,000	266,250
Trinity Industries
3.875%, 06/01/2036	250,000	397,188
		663,438
Information Technology - 1.2%
Comtech Telecommunications
3.000%, 05/01/2029	475,000	486,578

Metals & Mining - 6.0%
Horsehead Holding
3.800%, 07/01/2017	75,000	97,453
Newmont Mining
1.625%, 07/15/2017	750,000	793,593
Northgate Minerals
3.500%, 10/01/2016	350,000	362,250
RTI International
3.000%, 12/01/2015	250,000	266,719
1.625%, 10/15/2019	925,000	909,390
		2,429,405
Real Estate - 1.5%
Forestar Group
3.750%, 03/01/2020	575,000	614,891
Total Convertible Bonds
(Cost $8,373,619)		7,491,938

EXCHANGE TRADED FUND - 0.1%	Shares
SPDR Gold Trust *
(Cost $51,779)	400	49,444

SHORT-TERM INVESTMENT - 5.1%
Invesco Treasury Portfolio, 0.010% ^
(Cost $2,072,970)	2,072,970	2,072,970

Total Investments - 100.0%
(Cost $36,925,951)		40,665,472
Other Assets and Liabilities, Net - 0.0%		(4,249)
Total Net Assets - 100.0%		$40,661,223

*	Non-income producing security
ADR -	American Depository Receipt
(a)	Security in default
^	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2014.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2014, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$31,051,120	$-	$-	$31,051,120
Convertible Bonds	-	7,491,938	-	7,491,938
Exchange Traded Fund	49,444	-	-	49,444
Short-Term Investment	2,072,970	-	-	2,072,970
Total Investments	$33,173,534	$7,491,938	$-	$40,665,472

Transfers between levels are recognized at the beginning of the reporting period. During the period ended March 31, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments March 31, 2014 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 92.1%
Banks - 15.8%
BSB Bancorp *	19,600	$337,316
Capital Bank Financial, Class A *	33,000	828,630
Capital City Bank Group	21,100	280,208
Central Pacific Financial	31,800	642,360
Chicopee Bancorp	26,200	463,740
Citigroup	22,170	1,055,292
City National	6,900	543,168
Clifton Savings Bancorp	87,400	1,024,328
CU Bancorp *	25,100	461,840
Dime Community Bancshares	29,800	506,004
First Defiance Financial	25,400	688,848
Fox Chase Bancorp	18,002	303,334
HomeTrust Bancshares *	105,400	1,663,212
Metro Bancorp *	23,680	500,595
Ocean Shore Holding	25,072	356,524
OceanFirst Financial	87,200	1,542,568
OmniAmerican Bancorp	22,700	517,333
Oritani Financial	62,350	985,753
PacWest Bancorp	18,100	778,481
Peoples Federal Bancshares	48,380	866,002
SI Financial Group	31,300	352,751
United Financial Bancorp	40,200	739,278
Washington Trust Bancorp	19,300	723,171
Westfield Financial	105,000	782,250
		16,942,986
Chemicals - 1.0%
H.B. Fuller	23,200	1,120,096

Construction Materials - 0.3%
United States Lime & Minerals	6,261	352,494

Consumer Discretionary - 4.9%
Darden Restaurants	7,600	385,776
Denny's *	123,900	796,677
Home Depot	10,200	807,126
Hyatt Hotels, Class A *	18,300	984,723
Jack in the Box *	12,700	748,538
Matthews International, Class A	8,800	359,128
McDonald's	10,500	1,029,315
Noodles & Company *	3,100	122,357
		5,233,640
Consumer Staples - 9.8%
Church & Dwight	22,200	1,533,354
Crimson Wine Group *	5,970	52,834
Hillshire Brands	43,560	1,623,046
J & J Snack Foods	13,400	1,285,998
Lancaster Colony	23,000	2,286,660
Monster Beverage *	8,400	583,380
Orkla	113,400	966,811
PepsiCo	9,600	801,600
Tootsie Roll Industries	10,561	316,196
Wal-Mart Stores	13,900	1,062,377
		10,512,256
Containers & Packaging - 1.4%
Silgan Holdings	31,100	1,540,072

Diversified Financial Services - 8.6%
Franklin Resources	42,400	2,297,232
IntercontinentalExchange	1,600	316,528
Invesco	67,700	2,504,900
Legg Mason	31,500	1,544,760
Leucadia National	54,500	1,526,000
PICO Holdings *	39,200	1,018,808
		9,208,228
Energy - 5.8%
Hess	33,000	2,735,040
Murphy Oil	39,600	2,489,256
Talisman Energy	97,200	970,056
		6,194,352
Healthcare - 6.9%
AMAG Pharmaceuticals *	23,500	454,725
Auxilium Pharmaceuticals *	14,100	383,238
Haemonetics *	44,400	1,446,996
Invacare	41,600	793,312
Johnson & Johnson	9,000	884,070
Merck & Co.	30,948	1,756,918
Patterson Companies	24,300	1,014,768
WellPoint	6,800	676,940
		7,410,967
Industrials - 8.0%
Alliant Techsystems	3,600	511,740
Celadon Group	68,994	1,658,616
CIRCOR International	8,640	633,571
Curtiss-Wright	8,000	508,320
Landstar System	25,100	1,486,422
Northrop Grumman	7,800	962,364
Sulzer	2,900	398,563
Tyco International	38,500	1,632,400
Xylem	21,300	775,746
		8,567,742
Information Technology - 7.0%
Cadence Design Systems *	33,000	512,820
EMC	17,400	476,934
Maxim Integrated Products	37,100	1,228,752
Microsoft	14,500	594,355
NetApp	24,300	896,670
Paychex	31,200	1,329,120
VeriSign *	25,800	1,390,878
Xilinx	19,300	1,047,411
		7,476,940
Insurance - 14.1%
Arthur J. Gallagher	23,400	1,113,372
Aspen Insurance Holdings	32,700	1,298,190
Axis Capital Holdings	11,000	504,350
Catlin Group	86,227	773,388
Chubb	12,800	1,143,040
CNA Financial	51,900	2,217,168
Endurance Specialty Holdings	24,900	1,340,367
Infinity Property & Casualty	22,092	1,494,082
MetLife	12,500	660,000
Platinum Underwriters Holdings	30,300	1,821,030
Progressive	48,400	1,172,248
XL Group	52,500	1,640,625
		15,177,860
Metals & Mining - 1.9%
Gold Fields - ADR	39,800	146,862
Kinross Gold *	118,700	491,418
Newmont Mining	57,500	1,347,800
Victoria Gold *	96,500	11,291
		1,997,371
Paper & Forest Products - 1.2%
Deltic Timber	7,200	469,656
Domtar	7,200	807,984
		1,277,640
Real Estate - 1.8%
Forestar Group *	29,700	528,660
Howard Hughes *	3,300	470,943
Parkway Properties	52,350	955,388
		1,954,991
Utilities - 3.6%
Empire District Electric	23,500	571,520
Pepco Holdings	35,100	718,848
Public Service Enterprise Group	28,200	1,075,548
TECO Energy	52,600	902,090
UIL Holdings	17,600	647,856
		3,915,862
Total Common Stocks
(Cost $78,634,541)		98,883,497

CONVERTIBLE BONDS - 1.0%	Par
Industrials - 0.6%
Alliant Techsystems
3.000%, 08/15/2024	$325,000	605,313

Real Estate - 0.4%
Forestar Group
3.750%, 03/01/2020	450,000	481,219
Total Convertible Bonds
(Cost $809,737)		1,086,532

SHORT-TERM INVESTMENT - 7.4%
Invesco Treasury Portfolio, 0.010% ^
(Cost $8,004,695)	8,004,695	8,004,695

Total Investments - 100.5%
(Cost $87,448,973)		107,974,724
Other Assets and Liabilities, Net - (0.5)%		(564,734)
Total Net Assets - 100.0%		$107,409,990

*	Non-income producing security
ADR -	American Depository Receipt
^	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2014.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2014, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$98,883,497	$-	$-	$98,883,497
Convertible Bonds	-	1,086,532	-	1,086,532
Short-Term Investment	8,004,695	-	-	8,004,695
Total Investments	$106,888,192	$1,086,532	$-	$107,974,724

Transfers between levels are recognized at the beginning of the reporting period. During the period ended March 31, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$36,925,951	$87,448,973

Gross unrealized appreciation	7,228,500	23,164,299
Gross unrealized depreciation	(3,488,979)	(2,638,548)
Net unrealized appreciation	$3,739,521	$20,525,751

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gillespie
John D. Gillespie, President

Date 5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
John D. Gillespie, President

Date 5/29/2014

By (Signature and Title) /s/ Peter N. Perugini
 Peter N. Perugini, Treasurer

Date 5/29/2014